SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	May 31, 2025
Property, Plant, and Equipment [Line Items]
Total	$ 494,041	$ 467,937	$ 3,000,000.0
Less: accumulated depreciation	(236,500)	(174,914)	$ (900,000)
Equipment, net	257,541	293,023
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total	393,362	372,578
Transportation Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total	77,145	73,069
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total	$ 23,534	$ 22,290